Shareholders' Equity and Redeemable Non-controlling Interests, Reclassification out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Other income (expense), net	$ (72)	$ 62	$ 85
Interest expense (income)	287	519	526
Sales and other operating expenses	1,310	1,255	1,140
Cost of sales	43,847	37,397	24,359
Income (loss) from continuing operations before income taxes	4,776	6,786	1,386
Income tax (expense) benefit	882	1,163	(43)
Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Income (loss) from continuing operations before income taxes	0	(167)	233
Income tax (expense) benefit	0	27	(55)
Net income attributable to LyondellBasell Industries N.V.	0	(140)	178
Financial derivatives [Member] | Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Income tax (expense) benefit	29	44	(40)
Net income attributable to LyondellBasell Industries N.V.	(99)	(200)	135
Financial derivatives [Member] | Commodities [Member] | Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Cost of sales	(59)	(34)	0
Financial derivatives [Member] | Foreign currency [Member] | Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Interest expense (income)	(75)	(216)	170
Financial derivatives [Member] | Interest rates [Member] | Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Interest expense (income)	6	6	5
Defined benefit pension and other postretirement benefit plans [Member] | Amounts reclassified out of accumulated other comprehensive income (loss) [Member]
Reclassification adjustments out of accumulated other comprehensive income (loss) [Line Items]
Settlement (gain) loss	103	28	6
Amortization of actuarial (gain) loss	22	46	53
Amortization of prior service cost (benefit)	3	3	3
Curtailment (gain) loss	0	0	(4)
Income tax (expense) benefit	(29)	(17)	(15)
Net income attributable to LyondellBasell Industries N.V.	$ 99	$ 60	$ 43